STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY - USD ($)		Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 11, 2020		$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 11, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
issuance of Class B common stock to sponsor		$ 791	24,209		25,000
issuance of Class B common stock to sponsor (in shares)		7,906,250
Net income (loss)		$ 0	0	(18,950)	(18,950)
Balance at the end at Dec. 31, 2020	[1],[2]	$ 791	24,209	(18,950)	6,050
Balance at the end (in shares) at Dec. 31, 2020	[1],[2],[3]	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 31,625,000 Units, net of underwriters discount and offering costs				0
Common stock subject to possible redemption				0
Net income (loss)			0		(764,740)
Balance at the end at Mar. 31, 2021		$ 791	5,782,541	(783,690)	5,000,009
Balance at the end (in shares) at Mar. 31, 2021	[3]	7,906,250
Balance at the beginning at Dec. 31, 2020	[1],[2]	$ 791	24,209	(18,950)	6,050
Balance at the beginning (in shares) at Dec. 31, 2020	[1],[2],[3]	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 31,625,000 Units, net of underwriters discount and offering costs			285,381,838		285,385,001
Common stock subject to possible redemption			(279,623,506)		(279,626,302)
Net income (loss)				(764,740)	1,703,990
Balance at the end at Jun. 30, 2021		$ 791	3,313,835	1,685,040	5,000,008
Balance at the end (in shares) at Jun. 30, 2021	[3]	7,906,250
Balance at the beginning at Mar. 31, 2021		$ 791	5,782,541	(783,690)	5,000,009
Balance at the beginning (in shares) at Mar. 31, 2021	[3]	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible redemption			(2,468,706)	0	(2,468,731)
Net income (loss)			0	2,468,730	2,468,730
Balance at the end at Jun. 30, 2021		$ 791	$ 3,313,835	$ 1,685,040	$ 5,000,008
Balance at the end (in shares) at Jun. 30, 2021	[3]	7,906,250

[1]	Includes an aggregate of up to 1,031,250 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters (see Note 7).
[2]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 shares of Class B common stock for each share of Class B common stock outstanding on February 25, 2021 (see Note 2).
[3]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.